Leases - Lessor: Amounts of Remaining Lease Receivables of Net Investment in Leases and Opearting Lease Contracts Due in Each of Next Five Years and Thereafter (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Operating leases
2021	¥ 289,277
2022	194,257
2023	130,752
2024	83,242
2025	48,525
Thereafter	126,200
Total lease payments	872,253
Net investment in leases
2021	411,013
2022	297,692
2023	197,792
2024	120,602
2025	68,894
Thereafter	82,385
Total lease payments	1,178,377
Less imputed interest	(128,968)
Total lease receivables	¥ 1,049,409